Organization and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended			12 Months Ended
	Aug. 21, 2019	Mar. 31, 2019	Mar. 31, 2019	Mar. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	May 25, 2019	Oct. 30, 2017
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Disrupting to recruiting and staffing industry (in Dollars)					$ 120,000,000,000
Number of small and independent recruiters					28,000
Common stock, shares authorized (in Shares)					250,000,000	250,000,000
Shares of common stock (in Shares)					5,504,008	3,619,658
Common stock subsequently increased (in Shares)	250,000,000
Deferred revenue (in Dollars)					$ 59,037	$ 145,474
Deferred revenues placement services (in Dollars)					52,466
Deferred revenue demand services (in Dollars)					$ 6,571
Revenue from international sources					3.00%	4.00%
Bad debt expense (in Dollars)					$ 12,000	$ 23,500
Advertising and marketing costs (in Dollars)					$ 82,904	$ 119,597
Estimated economic lives		3 years			3 years
Average noncontrolling interest percentage, description					The average noncontrolling interest percentage in RGI was 10.04% for the three months ended March 31, 2019. There was no noncontrolling interest after the March 31, 2019 recapitalization.
Common shares equivalents (in Shares)					24,273,668	18,817,702
Minimum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)					31,250,000
Maximum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)					250,000,000
Series E Preferred Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of preferred shares issued for conversion (in Shares)		775,000	775,000
Description of concentration risk percentage			As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock and in excess of 50% of the total voting power.
Series F Preferred Stock
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Number of preferred shares issued for conversion (in Shares)			200,000
Common Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, shares authorized (in Shares)					250,000,000
Shares of common stock (in Shares)	31,250,000
Common Stock [Member] | Minimum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)					250,000,000
Common Stock [Member] | Maximum [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)					31,250,000
Series B Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares of common stock (in Shares)		1,562,500	1,562,500	1,562,500
Common Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock convertible into common stock (in Shares)			9,687,500	9,687,500
Shares of common stock (in Shares)	31,250,000						1,562,500	1,562,500
Percentage of common stock shares								98.00%
GenesysMember | Common Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Preferred Stock convertible into common stock (in Shares)			2,500,000
Revenue Benchmark [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					61.00%	49.00%
Revenue Benchmark [Member] | CustomerTwoMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					20.00%	17.00%
Revenue Benchmark [Member] | CustomerThreeMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					11.00%
Revenue Benchmark [Member] | CustomerOneMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					30.00%	32.00%
Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts (in Dollars)					$ 33,000	$ 21,000
Bad debt expense (in Dollars)					$ 12,000	$ 23,500
Percentage of concentration credit risk					51.00%	47.00%
Accounts Receivable [Member] | CustomerTwoMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					19.00%	15.00%
Accounts Receivable [Member] | CustomerThreeMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk						13.00%
Accounts Receivable [Member] | CustomerOneMember
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of concentration credit risk					32.00%	19.00%